Loss Per Share/Ads (Details) - Schedule of shares and loss used in the computation of loss per share - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)	2,049	265	61
Amounts used in the computation of basic and diluted loss per	$ (5,789)	$ (3,950)	$ (4,479)
Continuing operations [Member] | ADSs [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)	2,049	258	61
Amounts used in the computation of basic and diluted loss per	$ (5,789)	$ (3,482)	$ (4,479)
Continuing operations [Member] | Ordinary shares [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)		7
Amounts used in the computation of basic and diluted loss per		$ (468)
Discontinued operations [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)			61
Amounts used in the computation of basic and diluted loss per			$ (315)
Discontinued operations [Member] | ADSs [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)			61
Amounts used in the computation of basic and diluted loss per			$ (315)
Discontinued operations [Member] | Ordinary shares [Member]
Continuing operations:
Weighted number of shares, Amounts used in the computation of basic and diluted loss per (in Shares)
Amounts used in the computation of basic and diluted loss per